Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY
NOTE 26:-	EQUITY

a.	Composition

	December 31, 2017		December 31, 2016		January 1, 2016
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 1 par value each	500,000,000	(*193,510,391	500,000,000	(*196,563,321	500,000,000	(*196,509,883

b.	Movement in issued and outstanding share capital

	2017	2016	2015
	Number of Shares
Balance as of January 1 *)	196,563,321	196,509,883	179,444,463
Exercise of share options (employees and officers)	-	-	3,441
Vesting of RSUs (employees and officers)	42,648	53,438	43,709
Issue of shares (c)	-	-	17,018,270
Cancellation of shares held by the Company	(3,095,578)	-	-
Balance as of December 31 *)	193,510,391	196,563,321	196,509,883

*)	As of December 31, 2017 of which NIS 51,500 par value of shares held in treasury by the Company and as at December 31, 2016 and January 1, 2016 of which NIS 1,046,993 par value shares are held in treasury by the Company.

c.	On December 30, 2015, the Company issued to the public through a shelf prospectus, approximately 17 million ordinary shares, at a price of NIS 35.5 per share, for a total gross consideration of NIS 604 million (approximately NIS 586 million, net of issuance expenses).

d.	Composition of other capital reserves:

	Year ended December 31
	2017	2016	2015
	NIS in millions
Available-for-sale financial assets	108	67	(16)
Transactions with controlling shareholder	147	147	147
Transactions with non-controlling interests	316	283	86
Share-based payment	14	15	16
Revaluation reserve of cash flow hedges	(4)	(16)	(36)
	581	496	197

e.	Supplementary information with regard to other comprehensive income (loss)

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Exchange differences on translation of foreign operations from continuing operations	(58)	(536)	(2,853)
Exchange differences on translation of foreign operations from discontinued operations	(1,280)	(85)	(928)
Tax effect (Current tax)	-	-	(73)
Company's share in other comprehensive income (loss) of equity-accounted investees	-	-	20
Realization of capital reserves on sale of previously consolidated subsidiary	2,040	51	-
Exercise of translation reserve of company previously accounted for using the equity method	-	-	438
	702	(570)	(3,396)
Gain (loss) with respect to cash flow hedges from continuing operations	(12)	57	(24)
Gain (loss) with respect to cash flow hedges from discontinued operations	14	11	(24)
Transfer to income statement with respect to cash flow hedges	-	(15)	10
Tax effect	2	(11)	11
Company's share in other comprehensive income of equity-accounted investees	8	1	2
Exercise of cash flow hedge reserve of company previously accounted for using the equity method	-	-	14
	12	43	(11)
Gain (loss) with respect to available-for-sale financial assets from continuing operation	39	202	(66)
Gain with respect to available-for-sale financial assets from discontinued operations	-	5	-
Transfer to income statement with respect to available-for-sale financial assets	23	(130)	(**-
Tax effect	(22)	3	(**-
	40	80	(66)
Total other comprehensive income (loss)	754	(447)	(3,473)

*)	Reclassified, refer to Note 2f.
**)	Represent an amount of less than NIS 1 million.

f.	Composition of non-controlling interests

	Year ended December 31
	2017	2016	2015
	NIS in millions
Share in equity of subsidiaries *)	8,145	25,482	23,343
Share options, warrants and capital reserve from share-based payment in subsidiaries	36	116	121
Conversion option proceeds in subsidiaries	-	12	19
	8,181	25,610	23,483

*)	Including capital reserves and acquisition-adjustments.

g.	Dividends

1.	Pursuant to the Company's policy, the Company announces every year the anticipated annual dividend. In March 2018, the Company announced that the quarterly dividend for 2018 would be NIS 0.38 per share (total amount of dividend to be declared in 2018 would be NIS 1.52 per share, in lieu of dividend of NIS 1.40 per share in 2017).

The above is subject to the existence of sufficient distributable income at the relevant dates and is subject to the provisions of any law relating to dividend distributions and to decisions that the Company is permitted to take. This includes the appropriation of its income for other purposes and revision of this policy.

2.	During 2017, the Company declared and paid dividends in the total amount of approximately NIS 273 million (NIS 1.40 per share) (2016 - NIS 295 million (NIS 1.51 per share), 2015 - NIS 328 million (NIS 1.84 per share)).

3.	For details regarding the declaration of a dividend subsequent to the reporting date, see note 38d.

h.	Capital management of the Company

The Company evaluates and analyzes its capital in terms of economic capital, that is, the excess of fair value of its assets over its liabilities. The Company manages its capital in the operating currencies of its investees in which it operates and at similar levels to the ratio of assets in a particular currency to total assets according to proportionate consolidation.

The Company manages its capital with an emphasis on economic flexibility for investing in its areas of operations as well as in synergistic areas, while maintaining strong credit rating, high level of liquidity and seeking to maintain most of its assets as unencumbered.

The Company's Board of directors determined the optimal capital ratios that will provide adequate return for the shareholders at a risk which it defines as low. The Company's Board authorized a deviation from the capital ratio that the Board deems appropriate when the Company's management makes significant investments, while simultaneously setting targets for the restoration of appropriate ratios within a reasonable time.

Over the years, the Company and its subsidiaries have raised equity capital in the markets in which they operate.

The Company evaluates its capital ratios on a consolidated basis (including non-controlling interests), on the basis of extended "stand alone" basis with reference to the capital of its listed subsidiaries presented at equity method, and also based on cash flow ratios.

i.	On March 27, 2018, the Company's Board of Directors resolved to adopt a new plan for the self purchase of the Company's shares (in lieu of a previous plan) in an amount of up to NIS 250 million, valid until March 31, 2019. The purchases under the plan will be executed from time to time, at the discretion of the Company's management, insofar as the share price on the stock exchange reflects a significant discount in relation to the Company's NAV (calculated according to the value of its holdings). In 2017, the Company repurchased 2.1 million shares for NIS 73 million.